ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Accounts payable and accrued liabilities
	December 31, 2019	December 31, 2018	December 31, 2017
Trade accounts payable	$2,420,392	$1,536,786	$1,644,995
Accrued liabilities	-	100,000	250,988
Lease liability	32,285	-	-
	$2,452,677	$1,636,786	$1,895,983